Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance at Beginning Of Period	$ 25,002,881	$ 27,295,741	$ 27,591,230
Additions Charged to Costs and Expenses	1,044,297	862,736	817,472
Additions Charged to Other Accounts	0	0	0
Deductions	0	(3,155,596)	(1,112,961)
Balance at End Of Period	$ 26,047,178	$ 25,002,881	$ 27,295,741